Note 4 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($)					9 Months Ended	12 Months Ended
	Jun. 28, 2023	Jun. 09, 2023	Jun. 23, 2022	Aug. 01, 2021	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jul. 30, 2022	Mar. 31, 2022
Statement Line Items [Line Items]
Balance					$ 3,647,909	$ 3,647,909	$ 3,200,493		$ 2,885,501
Cash						198,829	294,962		220,029
Shares						235,600	152,454		94,963
Balance						4,082,338	3,647,909		3,200,493
Balance					8,829,882	8,829,882	3,990,629		3,378,151
Assay						17,857	1,301		5,928
Geological, consulting, and Other						2,364,336	3,254,841		380,527
Exploration cost recovery						(200,000)	(300,000)		(200,000)
Balance						11,012,075	8,829,882		3,990,629
Total Balance						15,094,413	12,477,791		7,191,122
Drilling							29,084		150,633
Helicopter							1,854,027		275,390
Zoro property [member]
Statement Line Items [Line Items]
Balance					1,909,407	1,909,407	1,909,407		1,764,444
Cash						0	0		75,000
Shares						0	0		69,963
Balance						1,909,407	1,909,407		1,909,407
Balance					4,653,559	4,653,559	3,402,511		3,203,419
Assay						0	805		1,216
Geological, consulting, and Other						1,898,973	780,155		47,243
Exploration cost recovery						0	0		0
Balance						6,552,532	4,653,559		3,402,511
Total Balance						8,461,939	6,562,966		5,311,918
Drilling							29,084		150,633
Helicopter							441,004		0
Grass River Property [member]
Statement Line Items [Line Items]
Balance					43,500	43,500	40,500		0
Cash					1,755	1,755	3,000		40,500
Shares						0	0		0
Balance						45,255	43,500		40,500
Balance					596,124	596,124	0		0
Assay						0	0		0
Geological, consulting, and Other						83,892	412,874		0
Exploration cost recovery						0	0		0
Balance						680,016	596,124		0
Total Balance						725,271	639,624		40,500
Drilling							0		0
Helicopter							183,250		0
Peg North Property [member]
Statement Line Items [Line Items]
Balance					200,000	200,000	0		0
Cash	$ 100,000		$ 100,000			100,000	100,000		0
Shares		$ 100,000	$ 100,000			100,000	100,000		0
Balance						400,000	200,000		0
Balance					660,472	660,472	0		0
Assay						15,188	0		0
Geological, consulting, and Other						173,746	498,213		0
Exploration cost recovery						0	0		0
Balance						849,406	660,472		0
Total Balance						1,249,406	860,472		0
Drilling							0		0
Helicopter							162,259		0
Winston Property [member]
Statement Line Items [Line Items]
Balance					1,334,548	1,334,548	1,200,586		1,121,057
Cash						4,245	133,962		79,529
Shares						0	0		0
Balance						1,338,793	1,334,548		1,200,586
Balance					371,909	371,909	244,216		174,732
Assay						0	0		4,712
Geological, consulting, and Other						47,324	127,693		64,772
Exploration cost recovery						0	0		0
Balance						419,233	371,909		244,216
Total Balance						1,758,026	1,706,457		1,444,802
Drilling							0		0
Helicopter							0		0
Jean Lake Property [member]
Statement Line Items [Line Items]
Balance					150,000	150,000	50,000		0
Cash				$ 25,000		50,000	50,000	$ 50,000	25,000
Shares				$ 25,000		50,000	50,000	$ 50,000	25,000
Balance						250,000	150,000		50,000
Balance					2,509,453	2,509,453	343,902		0
Assay						2,669	496		0
Geological, consulting, and Other						152,901	1,397,541		268,512
Exploration cost recovery						(200,000)	(300,000)		(200,000)
Balance						2,465,023	2,509,453		343,902
Total Balance						2,715,023	2,659,453		393,902
Drilling							0		0
Helicopter							1,067,514		275,390
Jol Lithium Property [member]
Statement Line Items [Line Items]
Balance					10,454	10,454	0		0
Cash						1,276	8,000		0
Shares						0	2,454		0
Balance						11,730	10,454		0
Balance					38,365	38,365	0		0
Assay						0	0		0
Geological, consulting, and Other						7,500	38,365		0
Exploration cost recovery						0	0		0
Balance						45,865	38,365		0
Total Balance						57,595	48,819		0
Drilling							0		0
Helicopter							0		0
Lac Simard South property [member]
Statement Line Items [Line Items]
Balance					0	0	0		0
Cash						41,553	0		0
Shares						85,600	0		0
Balance						127,153	0		0
Balance					$ 0	0	0		0
Assay						0	0		0
Geological, consulting, and Other						0	0		0
Exploration cost recovery						0	0		0
Balance						0	0		0
Total Balance						$ 127,153	0		0
Drilling							0		0
Helicopter							$ 0		$ 0